Acquisitions, Dispositions And Other Adjustments (Nextel Mexico Acquisitions Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line items]
Acquisition of business - anticipated or actual cash paid to seller		$ 2,959	$ 30,759	$ 3,141
Nextel Mexico [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - period of acquisition	Apr. 30, 2015
Acquisition of business - allocaton to debt, net of cash received by seller (in millions)	$ 427
Acquisition of business - anticipated or actual cash paid to seller	1,875
Nextel Mexico [Member] | Acquisition [Member] | Customer lists and relationships [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired	128
Nextel Mexico [Member] | Acquisition [Member] | Goodwill [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired	193
Nextel Mexico [Member] | Acquisition [Member] | Property, Plant and Equipment [Member]
Business Acquisition [Line items]
Acquisition of business - value/amount of assets acquired	1,167
Nextel Mexico [Member] | Acquisition [Member] | Spectrum Licenses [Member]
Business Acquisition [Line items]
Acquisition of intangible assets - value/amount of assets acquired	$ 376